FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2020
FAIR VALUE MEASUREMENT
Schedule of fair value measurements of the Group's assets that were measured at fair value on a recurring basis

	As of December 31, 2019
	Quoted
	prices in
	active	Significant
	markets for	other	Significant
	identical	observable	unobservable
	instruments	inputs	inputs	Total
	(Level 1)	(Level 2)	(level 3)	balance
	US$	US$	US$	US$
Financial instruments held, at fair value
ETFs	9,096,579	—	—	9,096,579
US T-bill	5,527,192	—	—	5,527,192
Corporate bonds	257,469	—	—	257,469
Accrued expenses and other current liabilities	158,900	—	—	158,900
Long‑term available‑for‑sale securities	—	—	3,980,806	3,980,806
Total	15,040,140	—	3,980,806	19,020,946

	As of December 31, 2020
	Quoted
	prices in
	active	Significant
	markets for	other	Significant
	identical	observable	unobservable
	instruments	inputs	inputs	Total
	(Level 1)	(Level 2)	(level 3)	balance
	US$	US$	US$	US$
Financial instruments held, at fair value
Funds	283,764	—	—	283,764
Corporate bonds	263,750	—	—	263,750
Stock	15,022	—	—	15,022
Long‑term available‑for‑sale securities	—	—	3,924,051	3,924,051
Total	562,536	—	3,924,051	4,486,587

Schedule of movements of Level 3 fair value measurements

The movements of Level 3 fair value measurements for the years ended December 31, 2019 and 2020 are as follows:

US$
As of January 1, 2019	932,251
Additions during the year	3,060,113
Net unrealized gains	(11,558)
As of December 31, 2019	3,980,806
Additions during the year	—
Net unrealized gains	94,223
Impairment	(150,978)
As of December 31, 2020	3,924,051